S000047389 [Member] Investment Risks - TCW Global Real Estate Fund	Oct. 31, 2025
market risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

equity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions.

market and geopolitical events risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	market and geopolitical events risk: the risk that the increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments.

foreign currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade, and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

price volatility risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

other investment company risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	other investment company risk: the risk that investments by the Fund in the shares of other investment companies, including exchange-traded funds and certain REITs, are subject to the risks associated with such investment companies’ portfolio securities. Accordingly, the Fund’s investment in shares of another investment company will fluctuate based on the performance of such investment company’s portfolio securities. Further, Fund shareholders will indirectly bear a proportionate share of the expenses of any investment company in which the Fund invests, in addition to paying the Fund’s expenses.

liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. The liquidity of the Fund’s assets may change over time.

valuation risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	valuation risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

derivatives risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

portfolio management risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

securities selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

cybersecurity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	cybersecurity risk: the risk that, with the increased use of technology to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

REIT and real estate company risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	REIT and real estate company risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the real estate industry and/or the local or regional real estate markets and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying industries and sectors. REITs and real estate companies may be negatively impacted by factors generally affecting the value of real estate and the earnings of companies engaged in the real estate industry as well as factors that specifically relate to the structure and operations of REITs and real estate companies, including heavy cash flow dependency, self-liquidation, the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law and the use of leverage.

emerging market country risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	emerging market country risk: the risk of investing in emerging market countries, which is substantial due to,

among other factors, different accounting standards; thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

options strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	options strategy risk: the risk that the Fund’s use of options could result in poor investment performance because writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks.

mortgage REIT risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	mortgage REIT risk: the risk that REITs that invest in mortgages or mortgage-backed securities may also be indirectly subject to various risks associated with those investments, including, but not limited to, credit risk, interest rate risk, leverage risk and prepayment risk.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.